Intangible assets, net - Finite-Lived Other Intangible Assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cost
Cost, beginning balance	€ 1,822.5	€ 1,788.3
Additions	34.0	45.6
Divestment		(10.7)
Disposals	(1.6)	(0.5)
Effect of changes in exchange rates	2.4	(0.2)
Cost, ending balance	1,857.3	1,822.5	€ 1,788.3
Accumulated amortization
Accumulated amortization, Beginning Balance	870.4	739.4
Amortization	135.1	133.0	123.5
Impairment charges	9.2	0.0	0.0
Divestment		(1.3)
Disposals	(1.4)	(0.4)
Accumulated amortization, Ending Balance	1,014.9	870.4	739.4
Carrying amount
Carrying amount	842.4	952.1
Accumulated Amortization
Cost
Effect of changes in exchange rates	1.6	(0.3)
Brands
Cost
Cost, beginning balance	38.9	38.9
Additions	0.0	0.0
Divestment		0.0
Disposals	0.0	0.0
Effect of changes in exchange rates	0.0	0.0
Cost, ending balance	38.9	38.9	38.9
Accumulated amortization
Accumulated amortization, Beginning Balance	13.0	11.1
Amortization	1.9	1.9
Impairment charges	0.0
Divestment		0.0
Disposals	0.0	0.0
Accumulated amortization, Ending Balance	14.9	13.0	11.1
Carrying amount
Carrying amount	24.0	25.9
Brands | Accumulated Amortization
Cost
Effect of changes in exchange rates	0.0	0.0
Intellectual property
Cost
Cost, beginning balance	144.8	144.8
Additions	1.5	0.0
Divestment		0.0
Disposals	0.0	0.0
Effect of changes in exchange rates	0.8	0.0
Cost, ending balance	147.1	144.8	144.8
Accumulated amortization
Accumulated amortization, Beginning Balance	87.2	78.8
Amortization	8.6	8.4
Impairment charges	0.0
Divestment		0.0
Disposals	0.0	0.0
Accumulated amortization, Ending Balance	95.8	87.2	78.8
Carrying amount
Carrying amount	51.3	57.6
Intellectual property | Accumulated Amortization
Cost
Effect of changes in exchange rates	0.0	0.0
Developed technology
Cost
Cost, beginning balance	1,220.2	1,230.1
Additions	0.0	0.0
Divestment		(9.9)
Disposals	0.0	0.0
Effect of changes in exchange rates	0.0	0.0
Cost, ending balance	1,220.2	1,220.2	1,230.1
Accumulated amortization
Accumulated amortization, Beginning Balance	594.0	510.7
Amortization	83.4	84.2
Impairment charges	0.0
Divestment		(0.9)
Disposals	0.0	0.0
Accumulated amortization, Ending Balance	677.4	594.0	510.7
Carrying amount
Carrying amount	542.8	626.2
Developed technology | Accumulated Amortization
Cost
Effect of changes in exchange rates	0.0	0.0
Customer relationships
Cost
Cost, beginning balance	228.6	228.6
Additions	0.0	0.0
Divestment		0.0
Disposals	0.0	0.0
Effect of changes in exchange rates	0.0	0.0
Cost, ending balance	228.6	228.6	228.6
Accumulated amortization
Accumulated amortization, Beginning Balance	108.6	95.9
Amortization	12.7	12.7
Impairment charges	0.0
Divestment		0.0
Disposals	0.0	0.0
Accumulated amortization, Ending Balance	121.3	108.6	95.9
Carrying amount
Carrying amount	107.3	120.0
Customer relationships | Accumulated Amortization
Cost
Effect of changes in exchange rates	0.0	0.0
Other
Cost
Cost, beginning balance	190.0	145.9
Additions	32.5	45.6
Divestment		(0.8)
Disposals	(1.6)	(0.5)
Effect of changes in exchange rates	1.6	(0.2)
Cost, ending balance	222.5	190.0	145.9
Accumulated amortization
Accumulated amortization, Beginning Balance	67.6	42.9
Amortization	28.5	25.8
Impairment charges	9.2
Divestment		(0.4)
Disposals	(1.4)	(0.4)
Accumulated amortization, Ending Balance	105.5	67.6	€ 42.9
Carrying amount
Carrying amount	117.0	122.4
Other | Accumulated Amortization
Cost
Effect of changes in exchange rates	€ 1.6	€ (0.3)